12. Risks and Uncertainties (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Product Concentration Risk [Member] | One Vendor [Member]
Concentration risk percentage	48.00%	20.00%	27.00%	15.00%	24.00%	18.00%
Product Concentration Risk [Member] | Second Vendor [Member]
Concentration risk percentage						11.00%
Product Concentration Risk [Member] | Bravo Lighting [Member]
Concentration risk percentage					0.20%	2.00%
Product Concentration Risk [Member] | Cloud 9 [Member]
Concentration risk percentage					0.40%	1.00%
Automated Fertigation Controls [Member] | Accounts Payable [Member]
Concentration risk percentage					3.00%	46.00%
One Customer [Member] | Sales Revenue Net [Member]
Concentration risk percentage	51.00%	17.00%	26.00%	15.00%	21.00%	14.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage			26.00%		15.00%	19.00%
Another Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage					11.00%	13.00%